Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve	IFRS 16	IFRS 16 Accumulated losses reserve
Change in accounting policy (full retrospective application IFRS 16)											£ 32	£ 32
Beginning balance (Previously reported) at Jan. 31, 2018		£ (3,184)		£ 736	£ 60,237	£ 6,743	£ 3,027	£ 19,993	£ 37	£ (93,957)
Beginning balance at Jan. 31, 2018	[2]	(3,152)	[1]	736	60,237	6,743	3,027	19,993	37	(93,925)
(Loss) / profit for the period | Previously reported		12,686
(Loss) / profit for the period	[2]	12,657	[3]							12,657
Currency translation adjustment		25	[3]						25
Total comprehensive (loss) / profit for the period	[2]	12,682	[3]						25	12,657
New share capital issued		15,000		83	14,917
Transaction costs on share capital issued		(858)			(858)
Share options exercised		102		4	98
Share-based payment		4,263				4,263
Ending balance at Oct. 31, 2018	[2]	28,037		823	74,394	11,006	3,027	19,993	62	(81,268)
Change in accounting policy (full retrospective application IFRS 16)											£ (5)	£ (5)
Beginning balance (Previously reported) at Jan. 31, 2019		42,542		1,604	92,806	1,148	3,027	19,993	56	(76,092)
Beginning balance at Jan. 31, 2019	[2]	42,537	[1]	1,604	92,806	1,148	3,027	19,993	56	(76,097)
(Loss) / profit for the period		(16,214)								(16,214)
Currency translation adjustment		5							5
Total comprehensive (loss) / profit for the period		(16,209)							5	(16,214)
Share options exercised		1		1	0
Share-based payment		533				533
Share-based payment reserve transfer						(475)				475
Ending balance at Oct. 31, 2019		£ 26,862		£ 1,605	£ 92,806	£ 1,206	£ 3,027	£ 19,993	£ 61	£ (91,836)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’